Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Additional paid in capital	Accumulated comprehensive income	Accumulated deficit	Non-controlling Interests	Total
Balance at Mar. 31, 2023	$ 12,720	$ 924	$ 947	$ (5,810)	$ 52	$ 8,833
Balance (in Shares) at Mar. 31, 2023	32,500,000
Issuance of common shares upon closing of initial public offering, net of offering costs	$ 9,473					9,473
Issuance of common shares upon closing of initial public offering, net of offering costs (in Shares)	3,050,000
Net loss				(3,239)	16	(3,223)
Foreign currency Translation adjustment			(24)			(24)
Balance at Mar. 31, 2024	$ 22,193	924	923	(9,049)	68	$ 15,059
Balance (in Shares) at Mar. 31, 2024	35,550,000					35,550,000
Issuance of common shares for services	$ 1,708					$ 1,708
Issuance of common shares for services (in Shares)	2,792,036
Issuance of common shares to board of directors	$ 60					60
Issuance of common shares to board of directors (in Shares)	75,951
Net loss				(1,942)	(278)	(2,220)
Foreign currency Translation adjustment			72			72
Balance at Mar. 31, 2025	$ 23,961	$ 924	$ 995	$ (10,991)	$ (210)	$ 14,679
Balance (in Shares) at Mar. 31, 2025	38,417,987					38,417,987